Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2017	2016	2015
EPS Numerator––Basic
Income from continuing operations	$21,353	$7,229	$6,975
Less: Net income attributable to noncontrolling interests	47	31	26
Income from continuing operations attributable to Pfizer Inc.	21,306	7,198	6,949
Less: Preferred stock dividends––net of tax	1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders	21,305	7,197	6,948
Discontinued operations––net of tax	2	17	11
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	—	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	2	17	11
Net income attributable to Pfizer Inc. common shareholders	$21,307	$7,214	$6,959
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$21,306	$7,197	$6,948
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	2	17	11
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$21,308	$7,214	$6,960
EPS Denominator
Weighted-average number of common shares outstanding––Basic(a)	5,970	6,089	6,176
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements(a)	89	70	81
Weighted-average number of common shares outstanding––Diluted	6,058	6,159	6,257
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(b)	36	63	50

(a)	2017 shares include the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.

(b)
These common stock equivalents were outstanding for the periods presented, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.